SCHEDULE OF ESTIMATED FUTURE AMORTIZATION EXPENSE FOR LAND USE RIGHTS (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Land Use Right Net
Remaining in fiscal year 2026		¥ 637
2027		1,273
2028		1,273
2029		1,273
2030		1,273
Thereafter		50,266
Land use right, net	$ 8,253	¥ 55,995	¥ 56,631